Inventories, Net (Details) - Schedule of Inventories - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Schedule of Inventories [Abstract]
Raw material	$ 55,029	$ 39,485
Work in process	135,341	202,412
Finished goods	1,044,733	831,688
Inventories provision	(18,058)	(12,359)
Balance at end of the year	$ 1,217,045	$ 1,061,226